Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 197,032	$ 153,093
Restricted cash	12,985	22,009
Marketable securities	1,684	3,684
Trade accounts receivable, net	28,838	22,704
Other current assets	35,158	29,351
Related party receivables	8,615	3
Derivative instruments receivables	2,679	572
Inventories	43,383	25,165
Prepaid expenses	8,440	10,440
Voyages in progress	30,576	13,435
Favorable charter party contracts	0	4,073
Total current assets	369,390	284,529
Vessels and equipment, net	2,880,321	2,267,686
Vessels held for sale	0	9,504
Newbuildings	35,678	0
Finance leases, right of use assets, net	98,535	113,480
Operating leases, right of use assets, net	19,965	22,739
Investments in associated companies	41,343	16,399
Related party receivables	6,187	6,228
Other long-term assets	2,758	502
Total assets	3,454,177	2,721,067
Current liabilities
Current portion of long-term debt	105,864	87,831
Current portion of finance lease obligations - related party	21,755	23,475
Current portion of operating lease obligations (including related party balances of $2,537 and $2,667 as of December 31, 2021 and 2020 respectively)	13,860	16,783
Derivative instruments payables	10,364	27,692
Related party payables	13,934	4,865
Trade accounts payables	6,462	18,402
Accrued expenses	38,569	34,550
Other current liabilities	37,265	28,077
Total current liabilities	248,073	241,675
Long-term liabilities
Long-term debt	1,156,481	957,652
Non-current portion of finance lease obligations - related party	105,975	127,730
Non-current portion of operating lease obligations (including related party balances of $13,355 and $15,892 as of December 31, 2021 and 2020 respectively)	14,907	25,254
Total liabilities	1,525,436	1,352,311
Commitments and contingencies
Equity
Share capital (Shares issued: 2021: 201,190,621. 2020: 144,272,697. Outstanding shares: 2021: 200,435,621. 2020: 143,327,697 shares. All shares are issued and outstanding at par value $0.05)	10,061	7,215
Treasury shares	(4,309)	(5,386)
Additional paid in capital	285	979
Contributed capital surplus	1,762,649	1,732,670
Accumulated earnings (deficit)	160,055	(366,722)
Total equity	1,928,741	1,368,756
Total liabilities and equity	$ 3,454,177	$ 2,721,067